INCOME TAXES (Details Narrative)	12 Months Ended
Aug. 31, 2021 USD ($)
INCOME TAXES
Change in valuation allowance	$ 191,836
Income tax rate reduction description	The U.S. Tax Cuts and Jobs Act (TCJA) legislation reduces the U.S. federal corporate income tax rate from 35.0% to 21.0% and is effective June 22, 2018 for the Company